General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Payroll and related benefits (including share-based compensation)	$ 1,624	$ 1,886	$ 2,262
Professional services	1,955	1,996	3,369
Others	176	284	226
Total	$ 3,755	$ 4,166	$ 5,857